Commitments	12 Months Ended
Dec. 31, 2018
Commitments
Commitments

17. Commitments

Lease Obligations

The Group leases certain office premises under operating leases. The term of each lease agreement vary and may contain renewal options. Rental payments under operating leases are charged to operating expenses on a straight‑line basis over the period of the lease based on contract terms. Rental expenses under operating leases for the years ended December 31, 2016, 2017 and 2018 were US$587,120,  US$847,832 and US$1,011,379, respectively.

Future lease payments under operating leases as of December 31, 2018 were as follows:

Year ending December 31	US$
2019	957,522
2020	432,492
2021	414,816
2022	292,520
Total	2,097,350

The Group did not have other significant capital commitments or significant guarantees as of December 31, 2017 and 2018, respectively.